Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash used in operations:
Net loss	$ (6,703)	$ (6,289)	$ (16,196)	$ (7,600)
Adjustments to reconcile net loss to cash flows used in operating activities:
Depreciation and amortization	63	30	50	32
Loss on disposal of plant and equipment	63
Stock based compensation expense	621	42	939	78
Changes in assets and liabilities:
Accounts receivable		223	258	(123)
Other current assets	(286)	(15)	(166)	(94)
Accounts payable and accrued expenses	(573)	(203)	2,026	496
Net cash used in operating activities	(6,815)	(6,212)	(13,089)	(7,210)
Cash flows used in investing activities:
Purchases of property and equipment	(107)	(43)	(451)	(7)
Net cash used in investing activities	(107)	(43)	(451)	(7)
Cash flows provided by financing activities:
Net proceeds from the sale of common stock	2,068	183	7,627	11,917
Net cash provided by financing activities	2,068	183	7,627	11,917
Effect of exchange rate changes on cash	63	185	126	623
Net increase (decrease) in cash and cash equivalents	(4,791)	(5,887)	(5,787)	5,322
Cash and cash equivalents - beginning of period	6,563	12,350	12,350	7,028
Cash and cash equivalents - end of period	$ 1,772	$ 6,463	$ 6,563	$ 12,350